Company financial information	12 Months Ended
Dec. 31, 2024
Company financial information
Company financial information

30. Company financial information

  This note has been included in these consolidated financial statements in accordance with the requirements of Regulation S-X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for the Company as presented in accordance with IFRS Accounting Standards as issued by the IASB. The statement of comprehensive income and the statement of cash flows reflect the years ended December 31, 2024, 2023 and 2022.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS Accounting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The individual company financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

The functional currency of the Company is euro and accordingly, the individual company financial statements set out below is presented in euro.

(i)	Statement of comprehensive income

	Year ended December 31,
	2024	2023	2022
	€’m	€’m	€’m
Other income	14	—	—
Other external charges	(2)	(2)	(3)
Finance (expense)/income	(22)	(5)	1
Loss before exceptional items	(10)	(7)	(2)
Exceptional operating income/(costs) (iv)	1	1	(2)
Exceptional finance income (iv)	13	55	210
Impairment of investments in subsidiary undertakings (v)	(400)	—	—
(Loss)/profit before tax	(396)	49	206
Income tax credit	3	—	—
(Loss)/profit and total comprehensive (expense)/income for the year	(393)	49	206

(ii)	Statement of financial position

	At December 31,
	2024	2023
	€’m	€’m
Non-current assets
Investments in subsidiary undertakings	3,001	3,401
	3,001	3,401
Current assets
Amounts receivable from subsidiary undertakings	15	—
Other receivables and prepayments	3	—
	18	—
Total assets	3,019	3,401

Equity attributable to owners of the parent
Equity share capital	256	256
Share premium	5,097	5,097
Legal reserve	1	1
Other reserves	(1,832)	(1,832)
Retained earnings	(1,051)	(414)
Total equity	2,471	3,108

Non-current liabilities
Amounts payable to subsidiary undertakings	256	—
Amounts payable to related parties (vi)	9	21
Other liabilities (vii)	1	2
	266	23

Current liabilities
Amounts payable to subsidiary undertakings	282	270
	282	270
Total liabilities	548	293
Total equity and liabilities	3,019	3,401

(iii) Statement of cash flows

	Year ended December 31,
	2024	2023	2022
	€’m	€’m	€’m
Cash flows from operating activities
Cash used in operations	(2)	(2)	(4)
Net cash used in operating activities	(2)	(2)	(4)
Cash flows from financing activities
Proceeds from borrowings with subsidiary undertakings	245	246	35
Dividends paid (viii)	(243)	(244)	(244)
Proceeds from share issuance	—	—	247
Treasury shares purchased	—	—	(34)
Net cash inflow from financing activities	2	2	4
Net decrease in cash and cash equivalents	—	—	—
Cash and cash equivalents at the beginning of the year	—	—	—
Exchange gains on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	—	—	—

(iv) Exceptional income/(costs)

Exceptional operating income of €1 million has been recognized for the year ended December 31, 2024 (2023: income of €1 million, 2022: cost of €2 million, primarily relating to listing service expenses for AMPSA). Exceptional finance income comprised of a net €13 million gain on movements in the fair market values and foreign currency on the Earnout Shares Private and Public Warrants (2023: €55 million gain, 2022: €210 million gain).

(v) Impairment in investments in subsidiary undertakings

At December 31, 2024, Management have assessed the recoverable amount of its investments in subsidiary undertakings and concluded that an impairment charge of €400 million should be recognized. The Company uses the fair value less cost of disposal (“FVLCD”) model for the purposes of its impairment test.

(vi) Amounts payable to related parties

Amounts payable to related parties at December 31, 2024 relate to the Earnout Shares which are issuable by AMPSA to the Ardagh Group - see notes 22 and 27.

(vii) Other liabilities

Other liabilities relate to the Public and Private Warrants – see note 22.

(viii) Dividends paid

During the year the Company paid dividends to its equity holders of €243 million (2023: €244 million, 2022: €244 million).

(ix) Commitments and contingencies

The Company has guaranteed certain liabilities of a number of its subsidiaries for the year ended December 31, 2024 including guarantees under Section 357 of the Irish Companies Act, 2014 and Section 264 of the German Commercial Code. Furthermore, the Company has assumed joined and several liability in accordance with Section 403, Book 2 of the Dutch Civil Code for the liabilities of a number of its Dutch subsidiaries.

With exception of the above guarantees the Company had no commitments and contingencies at December 31, 2024.

(x) Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC Requirements for parent-only financial information and are presented in both euro and U.S. dollars.

	Year ended December 31,
	2024	2023	2022
	€'m	€'m	€'m
IFRS (loss)/profit reconciliation:
Parent only-IFRS (loss)/profit for the year	(393)	49	206
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	390	(95)	18
Consolidated IFRS (loss)/profit for the year	(3)	(46)	224

	At December 31,
	2024	2023
	€’m	€’m
IFRS equity reconciliation:
Parent only-IFRS equity	2,471	3,108
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,602)	(3,012)
Consolidated-IFRS equity	(131)	96

	Year ended December 31,
	2024	2023	2022
	$'m	$'m	$'m
IFRS (loss)/profit reconciliation:
Parent only-IFRS (loss)/profit for the year	(427)	53	218
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	424	(103)	19
Consolidated IFRS (loss)/profit for the year	(3)	(50)	237

	At December 31,
	2024	2023
	$'m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	2,567	3,434
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,703)	(3,328)
Consolidated-IFRS equity	(136)	106